Financial Risk Management - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TRY (₺)
Statement [line items]
Guarantees outstanding | ₺	₺ 3,914,303		₺ 2,171,281
Demand deposits | ₺	₺ 3,045,179		₺ 975,753
Floating rate debt [member]
Statement [line items]
Nominal amount		$ 305,360
Borrowings interest rate basis	6-month USD LIBOR
Floating rate debt [member] | FX swap contracts [member]
Statement [line items]
Nominal amount		290,997
Floating rate debt [member] | FX swap contracts [member] | Cash flow hedges [member]
Statement [line items]
Nominal amount		$ 183,425